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                                   SUPPLEMENT
                               DATED JULY 25, 2005
       TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

HARTFORD ADVISERS HLS FUND                        HARTFORD INDEX HLS FUND
HARTFORD CAPITAL APPRECIATION HLS FUND            HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS
HARTFORD DISCIPLINED EQUITY HLS FUND                FUND
HARTFORD DIVIDEND AND GROWTH HLS FUND             HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
HARTFORD EQUITY INCOME HLS FUND                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
HARTFORD FOCUS HLS FUND                           HARTFORD MIDCAP HLS FUND
HARTFORD GLOBAL ADVISERS HLS FUND                 HARTFORD MIDCAP VALUE HLS FUND
HARTFORD GLOBAL COMMUNICATIONS HLS FUND           HARTFORD MONEY MARKET HLS FUND
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND       HARTFORD MORTGAGE SECURITIES HLS FUND
HARTFORD GLOBAL HEALTH HLS FUND                   HARTFORD SMALL COMPANY HLS FUND
HARTFORD GLOBAL LEADERS HLS FUND                  HARTFORD STOCK HLS FUND
HARTFORD GLOBAL TECHNOLOGY HLS FUND               HARTFORD TOTAL RETURN BOND HLS FUND (FORMERLY
HARTFORD GROWTH HLS FUND                            HARTFORD BOND HLS FUND)
HARTFORD HIGH YIELD HLS FUND                      HARTFORD VALUE HLS FUND


SHAREHOLDER MEETING. On September 7, 2005, a Joint Special Meeting of Shareholders (the "Meeting") of the funds listed above (the "Funds") will be held to vote on various proposals. Shareholders of record on June 21, 2005 are entitled to notice of and to vote at the Meeting.

Shareholders of the Funds are being asked to approve, among other proposals, a proposal to permit the Funds' investment adviser, HL Investment Advisors, LLC ("HL Advisors"), to select and contract with investment sub-advisers that are not affiliated with HL Advisors or the Funds (other than by reason of serving as a sub-adviser to one or more of the Funds) ("Sub-Advisers") without obtaining shareholder approval. If this proposal is approved, HL Advisors will have the ability, subject to the approval of the Funds' Boards, to hire and terminate Sub-Advisers to the Funds and to change materially the terms of the sub-advisory agreements without the approval of the shareholders of the Funds. This proposal will eliminate the delay of convening a meeting of shareholders to approve the retention of a Sub-Adviser or changes to a sub-advisory agreement.

For more detailed information concerning the proposals under consideration, please visit www.hartfordinvestor.com, or you may contact Hartford HLS Funds at P.O. Box 2999, Hartford, Connecticut 06104-2999.

This supplement should be retained with your prospectus for future reference.

                                   SUPPLEMENT
                               DATED JULY 25, 2005
       TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

HARTFORD BLUE CHIP STOCK HLS FUND                 HARTFORD MIDCAP STOCK HLS FUND
HARTFORD CAPITAL OPPORTUNITIES HLS FUND           HARTFORD SMALLCAP GROWTH HLS FUND
HARTFORD GROWTH OPPORTUNITIES HLS FUND            HARTFORD SMALLCAP VALUE HLS FUND
HARTFORD INTERNATIONAL STOCK HLS FUND             HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
HARTFORD LARGECAP GROWTH HLS FUND                 HARTFORD VALUE OPPORTUNITIES HLS FUND


SHAREHOLDER MEETING. On September 7, 2005, a Joint Special Meeting of Shareholders (the "Meeting") of the funds listed above (the "Funds") will be held to vote on various proposals. Shareholders of record on June 21, 2005 are entitled to notice of and to vote at the Meeting.

For more detailed information concerning the proposals under consideration, please visit www.hartfordinvestor.com, or you may contact Hartford HLS Funds at P.O. Box 2999, Hartford, Connecticut 06104-2999.

This supplement should be retained with your prospectus for future reference.